Subsidiary guarantee information (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income (CHF million)
Net income	1,685	2,790	5,920
Gains/(losses) on cash flow hedges	37	(33)	8
Foreign currency translation	(1,114)	(263)	(3,579)
Unrealized gains/(losses) on securities	(15)	(18)	7
Actuarial gains/(losses)	(50)	(615)	(245)
Net prior service cost	248	395	13
Other comprehensive income/(loss), net of tax	(894)	(534)	(3,796)
Comprehensive income/(loss)	791	2,256	2,124
Comprehensive income/(loss) attributable to noncontrolling interests	211	882	78
Comprehensive income/(loss) attributable to shareholders	580	1,374	2,046
Credit Suisse (USA), Inc - Consolidated
Comprehensive income (CHF million)
Net income	2,222	538	2,262
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	(559)	43	(2,673)
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	20	(79)	(35)
Net prior service cost	(2)	0	(1)
Other comprehensive income/(loss), net of tax	(541)	(36)	(2,709)
Comprehensive income/(loss)	1,681	502	(447)
Comprehensive income/(loss) attributable to noncontrolling interests	186	771	(93)
Comprehensive income/(loss) attributable to shareholders	1,495	(269)	(354)
Bank parent company and other subsidiaries
Comprehensive income (CHF million)
Net income	(727)	1,504	2,948
Gains/(losses) on cash flow hedges	7	(32)	22
Foreign currency translation	(674)	(336)	(934)
Unrealized gains/(losses) on securities	(43)	(3)	13
Actuarial gains/(losses)	38	221	(76)
Net prior service cost	1	(1)	0
Other comprehensive income/(loss), net of tax	(671)	(151)	(975)
Comprehensive income/(loss)	(1,398)	1,353	1,973
Comprehensive income/(loss) attributable to noncontrolling interests	(997)	169	(339)
Comprehensive income/(loss) attributable to shareholders	(401)	1,184	2,312
Bank
Comprehensive income (CHF million)
Net income	1,495	2,042	5,210
Gains/(losses) on cash flow hedges	7	(32)	22
Foreign currency translation	(1,233)	(293)	(3,607)
Unrealized gains/(losses) on securities	(43)	(3)	13
Actuarial gains/(losses)	58	142	(111)
Net prior service cost	(1)	(1)	(1)
Other comprehensive income/(loss), net of tax	(1,212)	(187)	(3,684)
Comprehensive income/(loss)	283	1,855	1,526
Comprehensive income/(loss) attributable to noncontrolling interests	(811)	940	(432)
Comprehensive income/(loss) attributable to shareholders	1,094	915	1,958
Group parent company
Comprehensive income (CHF million)
Net income	1,349	1,953	5,098
Gains/(losses) on cash flow hedges	30	(1)	(14)
Foreign currency translation	1	1	0
Unrealized gains/(losses) on securities	0	0	1
Actuarial gains/(losses)	0	0	0
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	31	0	(13)
Comprehensive income/(loss)	1,380	1,953	5,085
Comprehensive income/(loss) attributable to noncontrolling interests	0	0	0
Comprehensive income/(loss) attributable to shareholders	1,380	1,953	5,085
Other Group subsidiaries
Comprehensive income (CHF million)
Net income	(1,159)	(1,205)	(4,388)
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	118	29	28
Unrealized gains/(losses) on securities	28	(15)	(7)
Actuarial gains/(losses)	(108)	(757)	(134)
Net prior service cost	249	396	14
Other comprehensive income/(loss), net of tax	287	(347)	(99)
Comprehensive income/(loss)	(872)	(1,552)	(4,487)
Comprehensive income/(loss) attributable to noncontrolling interests	1,022	(58)	510
Comprehensive income/(loss) attributable to shareholders	(1,894)	(1,494)	(4,997)